Prepaid Expenses	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses
12.	Prepaid expenses

	2019	2018
Incentives for business acceleration program	11,349	22,125
Marketing expenses	9,678	41,276
Commissions and premiums paid in advance	49,233	21,431
Services paid in advance	2,043	5,180
Other expenses paid in advance	17,381	6,711

Total	89,684	96,723

Current	56,605	56,302
Non-current	33,079	40,421